16. Amount Due to an Affiliate (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Increase Decrease In Third Party Net
Amount due to an affiliate, current	$ 9,756	$ 9,128
Amount due to an affiliate, noncurrent	832	1,728
Total amount due to an affiliate	$ 10,588	$ 10,856